TRADE AND OTHER PAYABLES (Schedule of Trade and Other Payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and other current payables [abstract]
Trade payables	$ 8,116	$ 8,045
Payroll taxes	448	423
Employee related social insurance	154	151
Accrued liabilities	7,878	11,618
Deferred income	312	278
Total trade and other payables	$ 16,908	$ 20,515